Accounts Receivable, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounts Receivable Net
Schedule of Accounts Receivable

Accounts receivable, net consisted of the following as of:

	December 31, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD
Accounts receivable	3,535,071	1,526,246	1,129,422
Less: allowance for credit losses	(6,170)	(6,170)	(4,566)
Accounts receivable, net	3,528,901	1,520,076	1,124,856

Accounts receivable, net consisted of the following as of December 31:

	2022 SGD	2023 SGD	2023 USD
Accounts receivable	3,422,136	3,535,071	2,615,953
Less: allowance for credit loss	(6,170)	(6,170)	(4,566)
Accounts receivable, net	3,415,966	3,528,901	2,611,387

Schedule of Allowance for Accounts Receivable

Movement of the allowance for accounts receivable were as follows:

	December 31, 2022	December 31, 2023	December 31, 2023
	SGD	SGD	USD
Beginning balance	6,170	6,170	4,566
Addition	-	2,750	2,035
Write-off		(2,750)	(2,035)
Ending balance	6,170	6,170	4,566